Note 1 - Summary of Significant Accounting Policies - Schedule of Inventory (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Finished goods	$ 72,540	$ 30,237	$ 88,362
Raw materials	157,044	162,623	237,556
Work-In-Process	59,665	38,880	41,449
Total	$ 289,249	$ 231,740	$ 367,367